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CHAPMAN AND CUTLER LLP                                   T 312.845.3000
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Attorneys at Law - Focused on Finance(R)                 www.chapman.com




                                February 4, 2011

Vincent J. Di Stefano
Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549


     Re:           Advisors Disciplined Trust 625 (the "Fund")
                       (File No. 333-169244) (CIK 1497209)
                   -------------------------------------------


Ladies/Gentlemen:

     Transmitted herewith on behalf of Advisors Asset Management, Inc. (the "Sponsor") sponsor, depositor and principal underwriter of the Fund, is Amendment No. 1 to the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 (the "Act") of units representing the ownership of interests in the Fund. The Fund consists of one unit investment trust, Global Gold Income Portfolio, Series 9--An SMC Portfolio (the "Trust"). The Registration Statement on Form S-6 relating to the Fund was initially filed with the Securities and Exchange Commission (the "Commission") on September 7, 2010.

     We have revised the prospectus to reflect several minor changes. First, the trust is anticipated to hold LEAPS expiring in 2013 instead of 2012 and the trust's termination date is anticipated to occur in 2013 instead of 2012. We have revised the prospectus in accordance with those changes. Second, we have been advised that Sponsor proposes to deposit securities and to activate the Trust on or about February 15, 2011. Accordingly, we have changed references in the prospectus from "November _______, 2010" to "February _______, 2011".
Third, we have updated certain disclosures under "Understanding Your Investment- -Taxes." Finally, we have made certain other updates to the prospectus consistent with the material submitted on behalf of Advisors Disciplined Trust 610 declared effective by the commission on November 23, 2010 which was the prior series of the Trust. An appropriate amendment to the Registration Statement to reflect the deposit on February 15, 2011 will be promptly filed with the Commission at that time, accompanied by the request of the Sponsor that the Registration Statement be made effective.





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     If you have any questions, please do not hesitate to contact Scott R.
Anderson at (312) 845-3834 or the undersigned at (312) 845-3432.

                                Very truly yours,

                                CHAPMAN AND CUTLER LLP


                                By     /s/ Scott R. Anderson
                                  ----------------------------
                                        Scott R. Anderson



















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